Other Assets - Pension, Retirement Savings and Severance Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Pension And Other Postretirement Benefit Expense [Abstract]
Pension, retirement savings and severance expenses	$ 8,064	$ 6,654	$ 5,924